Description of Organization, Business Operations and Liquidity - Additional Information (Details)							6 Months Ended			11 Months Ended	12 Months Ended
	Apr. 27, 2023 USD ($) Numberofholder $ / shares shares	Jan. 16, 2023 d $ / shares shares	Oct. 28, 2022 USD ($) $ / shares shares	Oct. 28, 2022 USD ($) $ / shares shares	Aug. 16, 2022	Nov. 01, 2021 USD ($) $ / shares shares	Jul. 01, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Mar. 23, 2023 shares	Oct. 31, 2022 USD ($)	Sep. 29, 2022 shares	Aug. 31, 2021 shares
Organization Consolidation and Presentation of Financial Statements [Line Items]
Minimum net worth to consummate business combination | $											$ 5,000,001
Percentage of excise tax					1.00%
Percentage of common stock issued and outstanding Holders opted for redemption	15.30%
Proceeds from initial public offering gross | $										$ 225,400,000
Proceeds from sale of private placement warrants | $										10,050,000
Deferred underwriting fees | $								$ 5,635,000		8,050,000	$ 8,050,000
Restricted from redeeming maximum percentage of public shares, without prior consent								15.00%			15.00%
Percentage of public shares that would not be redeemed if business combination is not completed within initial combination period								100.00%			100.00%
Percentage of public shares, at-per share price, payable in cash								100.00%			100.00%
Expenses payable on dissolution | $								$ 100,000			$ 100,000	$ 100,000
Value per public share in the trust account | $ / shares								$ 10.15			$ 10.15
Ordinary shares, shares outstanding			23,264,839	23,264,839											28,750,000
Ordinary shares, percentage of voting power			80.90%	80.90%
Ordinary shares, shares issued															28,750,000
Payments of stock issuance costs | $									$ 7,000	$ 613,329
Cash held outside the trust account | $								$ 84,000			$ 4,730
Working capital deficit | $								$ 11,495,478			$ 3,139,622
Merger Agreement
Organization Consolidation and Presentation of Financial Statements [Line Items]
Ordinary shares, shares issued		7,500,000
Date of agreement		Jan. 16, 2023									Jan. 16, 2023
Conversion of stock, description		prior to the effective time of the Business Combination (the “Effective Time”), the aggregate amount of each outstanding convertible promissory note of Spectaire, including all outstanding principal and interest accrued but unpaid thereon, will convert into shares of common stock, par value $0.0001 per share, of Spectaire (“Spectaire Common Stock”), and each share of the Series Seed Preferred Stock, par value $0.0001 per share, of Spectaire will convert into one share of Spectaire Common Stock (such conversions, the “Spectaire Security Conversion”);
Number of trading days | d		20
Number of consecutive trading days | d		30
Earnout period		5 years
Extension Loan
Organization Consolidation and Presentation of Financial Statements [Line Items]
Outstanding amount of debt | $											$ 196,631			$ 196,631
Quoted Price Greater Than or Equal to 15 | Merger Agreement
Organization Consolidation and Presentation of Financial Statements [Line Items]
Ordinary shares, shares issued		2,500,000
Quoted Price Greater Than or Equal to 20 | Merger Agreement
Organization Consolidation and Presentation of Financial Statements [Line Items]
Ordinary shares, shares issued		5,000,000
Quoted Price Greater Than or Equal to 25 | Merger Agreement
Organization Consolidation and Presentation of Financial Statements [Line Items]
Ordinary shares, shares issued		7,500,000
Quoted Price Less Than 15 | Merger Agreement
Organization Consolidation and Presentation of Financial Statements [Line Items]
Ordinary shares, shares issued		0
Class A Ordinary Shares
Organization Consolidation and Presentation of Financial Statements [Line Items]
Temporary Equity Aggregate Amount Of Redemption Requirement | $	$ 4,041,203
Number of shareholders, exercised redemption | Numberofholder	17
Ordinary shares, shares outstanding			17,514,839	17,514,839				0		0	0				23,000,000
Ordinary shares, par value | $ / shares			$ 0.0001	$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, shares issued								0		0	0				23,000,000
Temporary equity, shares subject to possible redemption	376,977							2,080,915		23,000,000	2,457,892		2,457,892
Redemption price per share | $ / shares	$ 10.72
Class A Ordinary Shares | Merger Agreement
Organization Consolidation and Presentation of Financial Statements [Line Items]
Temporary equity, shares subject to possible redemption		2,080,915
Class B Ordinary Shares
Organization Consolidation and Presentation of Financial Statements [Line Items]
Ordinary shares, shares outstanding			5,750,000	5,750,000				5,750,000		5,750,000	5,750,000				5,750,000	5,750,000
Ordinary shares, par value | $ / shares			$ 0.0001	$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, shares issued								5,750,000		5,750,000	5,750,000				5,750,000
Sponsor
Organization Consolidation and Presentation of Financial Statements [Line Items]
Investment of cash in trust account | $						$ 233,450,000
Cash deposited in trust account per unit | $ / shares						$ 10.15
Term of restricted investments						185 days
Ordinary shares, shares outstanding																5,750,000
Sponsor | Class B Ordinary Shares
Organization Consolidation and Presentation of Financial Statements [Line Items]
Ordinary shares, shares outstanding																5,750,000
Minimum
Organization Consolidation and Presentation of Financial Statements [Line Items]
Fair market value as percentage of net assets held in trust account included in initial business combination								80.00%			80.00%
Post-transaction ownership percentage of the target entity								50.00%			50.00%
Value per share to be maintained in the trust account | $ / shares											$ 10.15
Maximum
Organization Consolidation and Presentation of Financial Statements [Line Items]
Minimum net worth required for compliance of redemption limitation | $	$ 5,000,001
Maximum | Quoted Price Greater Than or Equal to 15 | Merger Agreement
Organization Consolidation and Presentation of Financial Statements [Line Items]
Weighted average closing sale price per share | $ / shares		$ 15
Maximum | Quoted Price Greater Than or Equal to 20 | Merger Agreement
Organization Consolidation and Presentation of Financial Statements [Line Items]
Weighted average closing sale price per share | $ / shares		20
Maximum | Quoted Price Greater Than or Equal to 25 | Merger Agreement
Organization Consolidation and Presentation of Financial Statements [Line Items]
Weighted average closing sale price per share | $ / shares		$ 25
Maximum | Sponsor | Convertible Promissory Note
Organization Consolidation and Presentation of Financial Statements [Line Items]
Aggregate principal amount | $														$ 720,000
Shares Subject to Possible Redemption | Class A Ordinary Shares
Organization Consolidation and Presentation of Financial Statements [Line Items]
Ordinary shares, shares outstanding								2,080,915		23,000,000	2,080,915
Ordinary shares, shares issued								2,080,915		23,000,000	2,080,915
Temporary equity, shares subject to possible redemption			20,542,108	20,542,108				23,000,000			23,000,000
Temporary equity shares issues and outstanding percentage			89.30%	89.30%
Payments of stock issuance costs | $			$ 210,161,773.71	$ 210,161,773
Redemption price per share | $ / shares			$ 10.23	$ 10.23				$ 10.15
IPO
Organization Consolidation and Presentation of Financial Statements [Line Items]
Units issued during the period shares						23,000,000
Proceeds from initial public offering gross | $						$ 230,000,000
Transaction costs related to the issuances | $							$ 13,617,198				$ 13,617,198
Cash underwriting fees | $							4,600,000				4,600,000
Deferred underwriting fees | $								$ 8,050,000			8,050,000
Other offering cost | $							$ 967,198				$ 967,198
Over-Allotment Option
Organization Consolidation and Presentation of Financial Statements [Line Items]
Units issued during the period shares						3,000,000
Proceeds from initial public offering gross | $						$ 30,000,000
Over-Allotment Option | Sponsor
Organization Consolidation and Presentation of Financial Statements [Line Items]
Units issued during the period shares						1,050,000
Private Placement | Sponsor
Organization Consolidation and Presentation of Financial Statements [Line Items]
Units issued during the period shares						10,050,000
Unit price per share | $ / shares						$ 1
Proceeds from sale of private placement warrants | $						$ 10,050,000